Other Gains - Summary of Other Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Compensation income	¥ 758	¥ 915	¥ 1,184
Additional deduction of input value-added tax	2,813	667
Others	2,031	2,447	1,722
Other gains	¥ 5,602	¥ 4,029	¥ 2,906